GOODWILL (Tables)	12 Months Ended
Dec. 31, 2012
GOODWILL
Schedule of changes in the carrying amount of goodwill by operating and reportable segments

The changes in the carrying amount of goodwill by operating and reportable segments for the years ended December 31, 2011 and 2012 are as follows:

	Yunnan Province	Sichuan Province	Fujian Province	Zhejiang Province	Total
	US$	US$	US$	US$	US$
Balance as of December 31, 2010	19,036	—	76,358	41,241	136,635
Goodwill acquired during the year	6,646	—	—	—	6,646
Reclassified to assets held-for-sale	—	—	(3,214)	—	(3,214)
Foreign currency translation adjustment	1,122	—	3,744	2,106	6,972
Impairment of goodwill	(5,260)	—	(6,128)	—	(11,388)
Balance as of December 31, 2011	21,544	—	70,760	43,347	135,651
Foreign currency translation adjustment	53	—	119	106	278
Disposal of subsidiaries	—	—	(23,448)	—	(23,448)
Balance as of December 31, 2012	21,597	—	47,431	43,453	112,481

	December 31,
	2011	2012
	US$	US$
Gross carrying value	147,330	124,189
Less: Accumulated impairment loss	(11,679)	(11,708)
Net carrying value	135,651	112,481